Class B | Deutsche Small Mid Cap Value VIP
Deutsche Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value VIP)
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees (USD $)	Class B Deutsche Small Mid Cap Value VIP
(paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class B Deutsche Small Mid Cap Value VIP
Management fee	0.65%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.17%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Deutsche Small Mid Cap Value VIP	119	372	644	1,420

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2014: 34%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies. The fund defines small companies as those that are similar in market value to those in the Russell 2000® Value Index. While the market capitalization range of the Russell 2000® Value Index changes throughout the year, as of the most recent reconstitution date of the index (June 27, 2014), companies in the index had a median market capitalization of approximately $618 million. The fund defines mid-size companies as those that are similar in market value to those in the Russell Midcap® Value Index. While the market capitalization range of the Russell Midcap® Value Index changes throughout the year, as of the most recent reconstitution date of the index (June 27, 2014), companies in the index had a median market capitalization of approximately $5.7 billion. The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of each index.

While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities.

The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts (REITs).

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Company research lies at the heart of the investment process. Portfolio management emphasizes individual selection of stocks across all economic sectors, focusing on companies that it believes have strong management, identifiable catalysts (e.g., acquisitions or new products), and valuations that offer an attractive risk/reward trade-off.

Portfolio management utilizes multiple sources for idea generation as it believes quantitative screens by themselves are not robust enough to consistently source attractive investment ideas. Portfolio management's intensive proprietary research starts with thorough background research to gain an understanding of a company's business model and financials. Management meetings are generally conducted to assess corporate culture and the ability to execute on the business model with a focus on capital allocation decisions. Portfolio management then analyzes valuations by determining the appropriate metric and establishing internal estimates. Portfolio management reviews a stock's investment thesis, catalysts and risks to determine if the stock fits into the portfolio. Portfolio management normally will sell a stock when it believes the investment thesis proves incorrect, fundamentals weaken, catalysts fail to materialize as expected, or if a stock becomes fully valued.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Real estate securities risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

IPO risk. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.

Prior to September 3, 2013, the fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Prior to November 3, 2006, the fund was named DWS Dreman Small Cap Value VIP and operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.

CALENDAR YEAR TOTAL RETURNS (%) (Class B)

	Returns	Period ending
Best Quarter	21.15%	September 30, 2009
Worst Quarter	-20.85%	September 30, 2011
Year-to-Date	4.11%	March 31, 2015

Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Average Annual Total Returns Class B	Class Inception	1 Year	5 Years	10 Years
Deutsche Small Mid Cap Value VIP	Jul. 01, 2002	5.09%	13.02%	8.30%
Deutsche Small Mid Cap Value VIP Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)		7.11%	15.48%	7.91%